Share-based compensation - Additional Information (Details) ¥ in Thousands		12 Months Ended
	Dec. 17, 2024 shares	Dec. 31, 2024 CNY (¥) installment shares	Dec. 31, 2023 CNY (¥) shares	Dec. 31, 2022 CNY (¥) shares	Aug. 11, 2022 shares	Jun. 10, 2021 shares	Mar. 31, 2018 shares	Jul. 10, 2017 shares
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Capitalized share-based compensation expense | ¥		¥ 0	¥ 0	¥ 0
Share-based compensation arrangement by share-based payment award, options granted		0	0	0
Share based compensation arrangement by share based payment award option Forfeitures		0	0	0
Tencent
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Allocated share-based compensation expense | ¥		¥ 9,898	¥ 3,740	¥ 0
Huya Limited
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Allocated share-based compensation expense | ¥		54,622	74,525	156,478
Restricted Stock Units (RSUs)
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Allocated share-based compensation expense | ¥		64,520	¥ 78,265	¥ 156,478
Unrecognized compensation expense | ¥		¥ 71,109
Weighted average period over which unrecognized compensation expense is expected to be recognized		1 year 18 days
Restricted Stock Units One | Vested after 24 months of the grant date
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share-based compensation arrangement by share-based payment award, vesting period		24 months
Share-based compensation arrangement by share-based payment award, vesting rate		50.00%
Restricted Stock Units One | Vested in two equal installments over the following 24 months
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share-based compensation arrangement by share-based payment award, vesting period		24 months
Share-based compensation arrangement by share-based payment award, vesting rate		50.00%
Number of equal vesting installments | installment		2
Restricted Stock Units Two
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share-based compensation arrangement by share-based payment award, vesting period		48 months
Number of equal vesting installments | installment		4
Restricted Stock Units Three
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share-based compensation arrangement by share-based payment award, vesting period		24 months
Number of equal vesting installments | installment		2
Restricted Stock Units Four | Vested after 24 months of the grant date
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share-based compensation arrangement by share-based payment award, vesting period		9 months
Share-based compensation arrangement by share-based payment award, vesting rate		25.00%
Restricted Stock Units Four | Vested in two equal installments over the following 24 months
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share-based compensation arrangement by share-based payment award, vesting period		36 months
Share-based compensation arrangement by share-based payment award, vesting rate		75.00%
Number of equal vesting installments | installment		3
Employee Stock Option [Member] | Restricted Stock Units (RSUs)
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share-based compensation arrangement by share-based payment award, other than options granted		2,732,585	2,787,407	5,084,817
Huya 2017 Share Incentive Plan
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Unrecognized compensation expense | ¥		¥ 0
Huya 2017 Share Incentive Plan | Restricted Stock Units (RSUs)
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share-based compensation arrangement by share-based payment award, number of shares authorized							28,394,117
Huya 2017 Share Incentive Plan | Incentive Share Options
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share-based compensation arrangement by share-based payment award, number of shares authorized							17,647,058	17,647,058
Share-based compensation arrangement by share-based payment award, expiration period		10 years
Huya 2017 Share Incentive Plan | Option One [Member] | Vested after 24 months of the grant date
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share-based compensation arrangement by share-based payment award, vesting period		24 months
Share-based compensation arrangement by share-based payment award, vesting rate		50.00%
Huya 2017 Share Incentive Plan | Option One [Member] | Vested in two equal installments over the following 24 months
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share-based compensation arrangement by share-based payment award, vesting period		24 months
Share-based compensation arrangement by share-based payment award, vesting rate		50.00%
Number of equal vesting installments | installment		2
Huya 2017 Share Incentive Plan | Option Two [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share-based compensation arrangement by share-based payment award, vesting period		48 months
Number of equal vesting installments | installment		4
Huya 2017 Share Incentive Plan | Option Three [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share-based compensation arrangement by share-based payment award, vesting period		24 months
Number of equal vesting installments | installment		4
Huya 2021 Share Incentive Plan | Common Class A [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share-based compensation arrangement by share-based payment award, number of shares authorized					3,530,111
Huya 2021 Share Incentive Plan | Restricted Stock Units (RSUs)
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share-based compensation arrangement by share-based payment award, number of shares authorized						3,530,111
Huya 2021 Share Incentive Plan | Incentive Share Options
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share-based compensation arrangement by share-based payment award, expiration period		10 years
Amended and Restated 2021 Share Incentive Plan | Common Class A [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share-based compensation arrangement by share-based payment award, number of shares authorized					8,018,111
Huya 2024 Share Incentive Plan
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share-based compensation arrangement by share-based payment award, number of shares authorized	15,846,000
Share-based compensation arrangement by share-based payment award, expiration period	10 years